Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Operating revenue
Brokerage income	¥ 1,144,533	$ 161,204	¥ 1,108,652	¥ 2,232,253
Other income	51,019	7,186	49,256	12,763
Total operating revenue	1,195,552	168,390	1,157,908	2,245,016
Operating costs and expenses
Cost of revenue	(729,068)	(102,686)	(706,009)	(1,688,087)
Other cost	(19,938)	(2,808)	(28,282)	(2,670)
Total operating costs	(749,006)	(105,494)	(734,291)	(1,690,757)
Selling expenses	(204,261)	(28,770)	(231,664)	(350,573)
General and administrative expenses	(119,404)	(16,818)	(154,715)	(197,619)
Research and development expenses	(71,842)	(10,119)	(80,911)	(120,478)
Total operating costs and expenses	(1,144,513)	(161,201)	(1,201,581)	(2,359,427)
Operating income/(loss)	51,039	7,189	(43,673)	(114,411)
Other income/(expenses)
Interest income/(expenses)	2,789	393	(5,062)	(3,206)
Unrealized exchange income/(loss)	(436)	(61)	(79)	(59)
Investment income/(loss)	(1,656)	(233)	(2,216)	(5,328)
Others, net	18,401	2,592	19,490	12,627
Profit/(Loss) before income tax, and share of income/(loss) of equity method investee	70,137	9,880	(31,540)	(110,377)
Income tax expense	0	0	0	0
Share of income/(loss) of equity method investee	417	59	(2,200)	2,660
Net profit/(loss)	70,554	9,939	(33,740)	(107,717)
Net profit/(loss) attributable to non-controlling interests	366	52	(2,553)	(51)
Net profit/(loss) attributable to Huize Holding Limited	70,188	9,887	(31,187)	(107,666)
Net profit/(loss) attributable to common shareholders	70,188	9,887	(31,187)	(107,666)
Net profit/(loss)	70,554	9,939	(33,740)	(107,717)
Foreign currency translation adjustment, net of tax	3,635	512	9,600	(5,323)
Comprehensive income/(loss)	74,189	10,451	(24,140)	(113,040)
Comprehensive income/(loss) attributable to non-controlling interests	366	52	(2,553)	(51)
Comprehensive income/(loss) attributable to Huize Holding Limited	¥ 73,823	$ 10,399	¥ (21,587)	¥ (112,989)
Weighted average number of common shares used in computing net profit/(loss) per share
Basic	1,000,940,698	1,000,940,698	1,021,958,881	1,021,861,206
Diluted	1,000,940,698	1,000,940,698	1,021,958,881	1,021,861,206
Net profit/(loss) per share attributable to common shareholders
Basic | (per share)	¥ 0.07	$ 0.01	¥ (0.03)	¥ (0.11)
Diluted | (per share)	¥ 0.07	$ 0.01	¥ (0.03)	¥ (0.11)